COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 5 - COMMITMENTS AND CONTINGENCIES

Sendio Facility Operating Lease and Purchase Agreement

On June 22, 2011, Sendio s.r.o. amended the lease agreement (the “New Lease Agreement”), dated December 2, 2009, for its existing office and manufacturing facilities located in the city of Olomouc in the Czech Republic.  The amendment extended the termination date of the lease from June 30, 2011 to June 30, 2013.  There were no changes in the rent to be paid for the facilities. The annual rent remains CZK 13,365,000, plus applicable VAT taxes (CZK 1,113,750 per month), less amounts paid by existing tenants in the building.  The present rent is CZK 719,556, plus applicable VAT taxes per month after offset of the amounts paid by existing tenants, and will increase if the existing tenants vacate the premises by the amount paid by the vacating tenant. Our rent increased on September 1, 2011 by CZK 357,633 to CZK 1,074,189 due to an existing tenant vacating the premises. Sendio is responsible for utilities, maintenance and certain other costs as defined in the New Lease Agreement.

In addition, on June 22, 2011, Sendio amended and restated the purchase agreement, effective December 9, 2008 and amended March 3, 2009 and December 2, 2009 (the “Purchase Agreement”), for the same facilities with Milan Gottwald (“Mr. Gottwald”), the owner. Under the Purchase Agreement, Sendio has made installment payments totaling CZK 23,084,224 into an escrow account through September 30, 2011 to be applied against the total purchase price of CZK 179,000,000.  This amount has been recorded as a Deposit on building purchase at September 30, 2011 on the accompanying balance sheet.

The remaining purchase price of CZK 156,332,316 at June 22, 2011 is to be paid as follows:

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Payments totaling CZK 3,332,316 payable in 24 monthly installments beginning July 1, 2011 of CZK 138,847 through June 30, 2013 into the escrow account. If any required installment is not made timely as defined in the Purchase Agreement, Mr. Gottwald is entitled to claim a contractual fine of 60% per year on the past-due amount.  All payments were made timely through September.

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Payment of the remaining purchase price of CZK 153,000,000 into the escrow account on or prior to June 30, 2013.  If any required installment is not made timely as defined in the agreement, Mr. Gottwald is entitled to claim a contractual fine of 36% per year on the past-due amount.

The Purchase Agreement also specifies that Mr. Gottwald has the right to withdraw from the Purchase Agreement and impose contractual fines in the aggregate amount of up to CZK 26,000,000 in the event that Sendio does not make any installment payment timely.  Mr. Gottwald has the right to collect these from amounts deposited in escrow.

We had previously guaranteed payment by Sendio of up to a maximum of CZK 13,500,000 under the Purchase Agreement. This guarantee has been fully satisfied and released.

Also in conjunction with the Purchase Agreement, we agreed to privately issue 15,000 shares of our common stock valued at $135,000 based on the closing market price on the effective date of the agreement of $9.00 per share, to Mr. Gottwald.  This amount has been recorded as general and administrative expenses in the accompanying statements of operations for the nine months ended September 30, 2011.

Other Lease Agreements

On November 1, 2010, we entered into a six month lease agreement for office space for our corporate headquarters located in New York, New York.  Monthly rental payments are $1,320 under the lease.  Subsequent to the expiration of the initial term, the lease agreement continued on a month-to-month basis.

Total rent expense was $413,796 and $352,839 for the nine months ended September 30, 2011 and 2010, respectively.

Investment Banking Agreements

On June 7, 2011, we entered into an agreement with Rodman & Renshaw, LLC to act as our exclusive placement agent for the sale of securities on June 22, 2011 as described in Note 6.  The agreement specified cash compensation of 7% of the purchase price paid in an offering plus warrants equal to 7% of common shares issued or issuable under the offering on the same terms as offered to investors in the private placement.  In addition, cash compensation of 7% of any proceeds from the exercise of warrants issued in conjunction with a private placement will be paid.  The agreement terminated 30 days after a successful private placement.  The obligation for fees and warrants survives for 18 months for proceeds raised from investors in the private placement.

On January 24, 2011, we entered into an agreement with Rodman & Renshaw, LLC to act as our exclusive placement agent for the sale of securities on February 8, 2011 as described in Note 10.  The agreement specified cash compensation of 7% of the purchase price paid in an offering plus warrants equal to 7% of common shares issued or issuable under the offering on the same terms as offered to investors in the private placement.  In addition, cash compensation of 7% of any proceeds from the exercise of warrants issued in conjunction with a private placement will be paid.  The agreement terminated 30 days after a successful private placement.  The obligation for fees and warrants survives for 18 months for proceeds raised from investors in the private placement.

On February 18, 2010, we entered into a Financial Advisory and Investment Banking Services Agreement to assist us with our fundraising efforts which terminated on June 30, 2010.  The agreement specified compensation for the placement of equity securities of 8% of any gross proceeds, plus warrants equal to 8% of the shares of common stock issued or issuable in any financing from investors identified by the investment banking firm.  In addition, if the investment banking firm moves to conduct a syndicated offering with other brokers, an additional 2% of gross proceeds for a management fee and 3% of gross proceeds will be due for a non-accountable expense allowance plus warrants equal to 5% of shares of common stock issued or issuable in such financing.   The agreement also specified compensation of 6% of gross proceeds with 6% warrant coverage for any mezzanine debt financing and 1.5% of gross proceeds for senior debt with no warrant coverage.

The obligation for payment of fees and warrants as specified above survived until June 30, 2011 for any amounts raised from investors identified and contacted by the investment banking firm.  No amounts are due under this agreement.

On March 10, 2010, we entered into an Investment Banking Agreement to assist us with our fundraising efforts, which expired in June, 2010.  The agreement specified compensation of 7% of any gross proceeds plus warrants equal to 7% of the number of common shares issued or issuable upon conversion in any financing transaction from investors identified by the investment banking firm. In addition, the investment banking firm has a right of first refusal under certain circumstances for a period of 18 months following the termination of the agreement under certain circumstances as defined in the agreement.  The obligation for payment of these fees and warrants survives for one year subsequent to the termination of the agreement for any amounts raised from investors identified and contacted by the investment banking firm.  No amounts are presently due under this agreement.

NOTE 6 – COMMITMENTS AND CONTINGENCIES
Sendio Facility Operating Lease and Purchase Agreement

On May 28, 2008, Sendio entered into a lease contract for certain facilities located in the city of Olomouc in the Czech Republic (the “Lease”).  We intend to utilize the facilities to continue our assessment of the feasibility of manufacturing of our energy efficient, mercury free line of lighting products.  The Lease term was one year, effective from July 1, 2008 and terminated on June 30, 2009.  The rent for the one year term was CZK 10,000,000, plus mandatory VAT.  The rent, after the reduction for amounts paid by other tenants, was payable monthly in the amount of CZK 455,310 for each month from January through June, 2009.  On May 29, 2008, Sendio paid a deposit of CZK 4,000,000 to the landlord.

Effective December 9, 2008, Sendio entered into an agreement (the “Purchase Agreement”) to purchase the facilities in the Lease from the landlord. The purchase price for the Premises is CZK 179,000,000 (approximately $9.0 million USD) (the “Purchase Price”) and the scheduled closing date for ownership transfer anticipated in the Purchase Agreement was July 1, 2009. The deposit Sendio paid on May 29, 2008 under the Lease for CZK 4,000,000 was considered an advance on the Purchase Price. We have recorded this amount as a non-current asset as a deposit on building purchase in the accompanying balance sheets as of December 31, 2010 and 2009. The remaining balance of the Purchase Price was payable by means of an escrow account, with payments totaling CZK 175,000,000 originally scheduled to be made to an escrow account in installments, all of which were due June 30, 2009.

Also effective December 9, 2008, as additional inducement for the landlord to enter into the Purchase Agreement, Vu1 entered into a Deed of Guarantee with the landlord under which it guaranteed up to CZK 13,500,000 of  the CZK 175,000,000 aggregate payments by Sendio under the Purchase Agreement.  The guarantee expires upon full payment by Sendio of this amount.

Sendio did not make the first payment of CZK 11,000,000 due on February 28 and, on March 3, 2009, Sendio and the landlord of the building premises in the Czech Republic amended the payment terms under the Purchase Agreement (“Amendment No. 1”).  Under Amendment No. 1, Sendio paid CZK 1,000,000 into the escrow account on March 10, 2009 and deferred the payment under the original payment schedule.  Sendio did not make the payments under the revised payment schedule, and we entered into negotiations with the seller to revise the terms of the Purchase Agreement.

Pursuant to these negotiations, Sendio obtained month to month extensions for each month of the lease pursuant to these ongoing negotiations and Sendio agreed to pay CZK 722,556 per month for rent and CZK 645,834 per month for an escrow payment for July through November, 2009.

On December 2, 2009, Sendio executed a new lease agreement (the “New Lease Agreement”) for its existing office and manufacturing facilities in the Czech Republic. The New Lease Agreement commenced on December 1, 2009 and specifies annual rent of CZK 13,365,000 plus applicable VAT taxes (CZK 1,113,750 per month), less amounts paid by existing tenants in the building.  The present rent is CZK 719,556 per month after offset of the amounts paid by existing tenants and will increase should the existing tenants vacate the premises by the amount paid by the vacating tenant.  The New Lease Agreement expires on June 30, 2011. Sendio is responsible for utilities, maintenance and certain other costs as defined in the lease.

In addition on December 2, 2009 Sendio executed an amendment to the purchase agreement (“Amendment No. 2”) for the facilities.  Under Amendment No. 2, Sendio agreed to payments of the remaining purchase price of CZK 170,770,830 as follows:

•	Payment of CZK 2,167,668 to the escrow account related to the purchase of the building. This payment was made by Sendio.

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Payments totaling CZK 12,270,846 payable in 19 monthly installments beginning December 1, 2009 of CZK 645,834 through June 30, 2011 into the escrow account.  If any required installment is not made timely as defined in the agreement, the seller is entitled to claim a contractual fine of 60% per year on the past-due amount.

•
Payment of the remaining purchase price of CZK 156,332,316 into the escrow account on or prior to June 30, 2011.  If any required installment is not made timely as defined in the agreement, the seller is entitled to claim a contractual fine of 36% per year on the past-due amount.

Under the Amendment No. 2, the seller specifically waived any claims for contractual penalties, damages or other costs arising out of any defaults by Sendio under the purchase agreement occurring prior to November 30, 2009.  However, in the event of future breaches or claims under the purchase agreement by Sendio, Amendment No. 2 provides that the seller may be able to claim contractual penalties of CZK 17,500,000 for defaults prior to June 30, 2009.

Amendment No. 2 also specifies that the seller has the right to withdraw from the purchase agreement and impose contractual fines in the aggregate amount of up to CZK 26,000,000 (which amount includes the CZK17,500,000 for defaults prior to June 30, 2009 described above) in the event that Sendio does not make any installment payment timely.  The seller has the right to collect these from amounts deposited in escrow.

Other Operating Leases

In February 2009, we entered into a five month lease for our office space in Seattle, Washington.  Monthly rent was $1,530.  Upon the conclusion of the lease term the lease became month to month on the same terms.  This lease was terminated by its terms in November, 2010.

On November 1, 2010, we entered into a six month lease agreement for office space for our corporate headquarters located in New York City, New York.  Monthly rental payments are $1,320 under the lease.

Total rent expense was $474,329 and $431,649 for the years ended December 31, 2010 and 2009, respectively.

The future payments under New York lease and our Sendio operating lease, net of amounts presently paid by other tenants at the Sendio facility as of December 31, 2010 are as follows:

2011	231,508
Total	$231,508

Investment Banking Agreements

On February 18, 2010, we entered into a Financial Advisory and Investment Banking Services Agreement to assist us with our fundraising efforts.  We paid $20,000 as an advisory fee at the inception of the agreement.  In addition, the agreement specifies compensation for the placement of equity securities of 8% of any gross proceeds plus warrants equal to 8% of common shares issued or issuable in any financing from investors identified by the investment banker.  In addition, if the investment banker moves to conduct a syndicated offering with other brokers, an additional 2% of gross proceeds for a management fee and 3% of gross proceeds will be due for a non accountable expense allowance plus warrants equal to 5% of common shares issued or issuable in such financing.

The agreement also specifies compensation of 6% of gross proceeds with 6% warrant coverage for any mezzanine debt financing and 1.5% of gross proceeds for senior debt with no warrant coverage. The agreement terminated on June 30, 2010. The obligation for payment of fees and warrants as specified above survives for one year subsequent to the termination of the agreement for any amounts raised from investors identified and contacted by the investment banker.  No amounts are presently due under this agreement.

On March 10, 2010, we entered into an Investment Banking Agreement to assist us with our fundraising efforts, which expired in June, 2010.  The Agreement specifies compensation of 7% of any gross proceeds plus warrants equal to 7% of the number of common shares issued or issuable upon conversion in any financing transaction from investors identified by the investment banker. In addition, the investment banker has a right of first refusal under certain circumstances for a period of 18 months following the termination of the agreement under certain circumstances as defined in the agreement.  The obligation for payment of these fees and warrants survives for one year subsequent to the termination of the agreement for any amounts raised from investors identified and contacted by the investment banker.  No amounts are presently due under this agreement.

In March 2009, we signed an exclusive investment banking agreement with an investment banker to assist us with our fundraising efforts.  During the term of the agreement and for one year after its termination, upon the closing of a transaction from investors introduced by the investment bank, we will pay the investment bank financing fees ranging from 5% to 7% of the value of the transaction as defined in the agreement. This agreement was terminated on December 31, 2009.  As of December 31, 2010, we have no further liability under this agreement. No fees were paid to the investment banker under this agreement.